Investment Risks - HAWAII MUNICIPAL BOND FUND	May 01, 2026
Class A | Fixed Income Risk
Prospectus [Line Items]
Risk [Text Block]
■	Fixed Income Risk

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term and longer-duration securities are generally more volatile, so the maturity and duration of securities affects their risk. There is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Class A | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
■	Concentration Risk

The Fund’s concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.

Class A | Municipal Issuer Risk
Prospectus [Line Items]
Risk [Text Block]
■	Municipal Issuer Risk

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. In addition, the Fund invests significantly in municipal obligations of issuers located in Hawaii. The values of shares of the Fund therefore will be affected by economic and political developments in Hawaii.

Class A | Management Risk
Prospectus [Line Items]
Risk [Text Block]
■	Management Risk
The Fund is subject to the risk that a strategy used by the Fund’s management may fail to produce the intended result.
Class A | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
■	Liquidity Risk
Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.
Class A | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
■	Valuation Risk
Valuation risk is the risk that certain securities may be difficult to value.
Class A | Pre-Refunded Bonds Risk
Prospectus [Line Items]
Risk [Text Block]
■	Pre-Refunded Bonds Risk

Pre-refunded bonds are bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre-refunded bonds commonly referred to as “escrowed-to-maturity bonds,” to the final maturity of principal, and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded bonds held by the Fund is funded from securities held in a designated escrow account where such securities are obligations of the U.S. Treasury and/or U.S. Government agencies or instrumentalities. The securities held in the escrow fund pledged to pay the principal and interest of the pre-refunded bond do not guarantee the price of the bond.

Class A | Tax Risk
Prospectus [Line Items]
Risk [Text Block]
■	Tax Risk

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (“IRS”) or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to non-corporate shareholders subject to the Federal AMT.

Class A | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
■	Cyber Security Risk

The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

Class A | Conflicts of Interest Risk
Prospectus [Line Items]
Risk [Text Block]
■	Conflicts of Interest Risk

The Adviser or its affiliates may have business relationships with issuers of municipal securities in which the Fund, to the extent permitted by applicable law, invests. For example, an affiliate of the Adviser may provide discretionary investment management or other financial services to a state or municipal entity, including with respect to the investment of bond proceeds prior to their expenditure. As a result of these relationships, the Adviser or its affiliates may have financial or reputational incentives to maintain or enhance such relationships. These relationships could create potential conflicts of interest in connection with the Fund’s investment activities. For example, the Adviser may have an incentive to purchase or retain securities issued by such municipal entities, or to refrain from selling such securities, in order to benefit or preserve the Adviser’s or its affiliate’s relationship with the issuer. In addition, personnel of the Adviser or its affiliates may obtain information about such issuers through these relationships that could restrict the Fund’s ability to trade in the issuer’s securities or otherwise affect the timing or nature of the Fund’s investments.

Class A | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Class A | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Class A | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Non-Diversification Risk

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the asset diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Class I | Fixed Income Risk
Prospectus [Line Items]
Risk [Text Block]
■	Fixed Income Risk

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term and longer-duration securities are generally more volatile, so the maturity and duration of securities affects their risk. There is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Class I | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
■	Concentration Risk

The Fund’s concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.

Class I | Municipal Issuer Risk
Prospectus [Line Items]
Risk [Text Block]
■	Municipal Issuer Risk

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. In addition, the Fund invests significantly in municipal obligations of issuers located in Hawaii. The values of shares of the Fund therefore will be affected by economic and political developments in Hawaii.

Class I | Management Risk
Prospectus [Line Items]
Risk [Text Block]
■	Management Risk
The Fund is subject to the risk that a strategy used by the Fund’s management may fail to produce the intended result.
Class I | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
■	Liquidity Risk
Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.
Class I | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
■	Valuation Risk
Valuation risk is the risk that certain securities may be difficult to value.
Class I | Pre-Refunded Bonds Risk
Prospectus [Line Items]
Risk [Text Block]
■	Pre-Refunded Bonds Risk

Pre-refunded bonds are bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre-refunded bonds commonly referred to as
“escrowed-to-maturity bonds,” to the final maturity of principal, and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded bonds held by the Fund is funded from securities held in a designated escrow account where such securities are obligations of the U.S. Treasury and/or U.S. Government agencies or instrumentalities. The securities held in the escrow fund pledged to pay the principal and interest of the pre-refunded bond do not guarantee the price of the bond.

Class I | Tax Risk
Prospectus [Line Items]
Risk [Text Block]
■	Tax Risk

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (“IRS”) or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to non-corporate shareholders subject to the Federal AMT.

Class I | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
■	Cyber Security Risk

The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

Class I | Conflicts of Interest Risk
Prospectus [Line Items]
Risk [Text Block]
■	Conflicts of Interest Risk

The Adviser or its affiliates may have business relationships with issuers of municipal securities in which the Fund, to the extent permitted by applicable law, invests. For example, an affiliate of the Adviser may provide discretionary investment management or other financial services to a state or municipal entity, including with respect to the investment of bond proceeds prior to their expenditure. As a result of these relationships, the Adviser or its affiliates may have financial or reputational incentives to maintain or enhance such relationships. These relationships could create potential conflicts of interest in connection with the Fund’s investment activities. For example, the Adviser may have an incentive to purchase or retain securities issued by such municipal entities, or to refrain from selling such securities, in order to benefit or preserve the Adviser’s or its affiliate’s relationship with the issuer. In addition, personnel of the Adviser or its affiliates may obtain information about such issuers through these relationships that could restrict the Fund’s ability to trade in the issuer’s securities or otherwise affect the timing or nature of the Fund’s investments.

Class I | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Class I | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Class I | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Non-Diversification Risk

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the asset diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).